Income taxes - Deferred taxes (Details) - Jefferson Capital, Inc. before the business combination $ in Thousands	Dec. 31, 2024 USD ($)
Deferred tax assets:
Net operating losses	$ (2,556)
Total deferred tax assets	(2,556)
Net deferred tax assets	$ (2,556)